Financial Risk Management - Additional Information (Detail) € in Millions, kr in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2021	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Description of objectives, policies and processes for managing risk					In order to spread the FX execution risk over the year, 14% of each of the next six months forecasted sales and purchases in EAB are hedged monthly. The hedged volumes are funded by internal loans from its parent company which are not hedged, therefore the FX impact on revaluation of the loan is recognized in net FX as incurred.	In order to spread the FX execution risk over the year, 14% of each of the next six months forecasted sales and purchases in EAB are hedged monthly. The hedged volumes are funded by internal loans from its parent company which are not hedged, therefore the FX impact on revaluation of the loan is recognized in net FX as incurred.
Outstanding loan at year-end | $									$ 728	$ 610
Average balance over the year | $									$ 926
Net gain on the hedge loan balances					kr 845.0
Realization of loan amount					298.0
Revaluation of loan amount					kr 547.0
Percentage of probability level					99.00%	99.00%
Description of Sensitivity analysis					The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon	The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon
Percentage of risk at confidence level					99.00%	99.00%
Maximum foreign exchange positions					kr 45.0
Average of value at risk calculated					15.3		kr 21.0
Sensitivity to interest rate increase of 1 basis point					2.0
Trade receivables and contract assets					55,905.0		53,336.0
Provisions for expected credit losses on trade receivables and contract assets					2,398.0		2,518.0
Receivables write-offs					163.0		136.0
Receivables subject to enforcement					kr 0.0		0.0
Information about major customers					The five largest facilities represented 70% (75%) of the customer finance exposure in 2021	The five largest facilities represented 70% (75%) of the customer finance exposure in 2021
Customer finance credits					kr 5,239.0		5,262.0
Carrying value of customer finance credits					3,287.0		3,137.0
Total customer finance arrangements					kr 81.0		kr 72.0
Aggregate percentage of customer finance exposure					44.00%	44.00%	44.00%
Unutilized customer finance commitments					kr 47,344.0		kr 26,939.0
Fair value revaluations for customer finance					350.0		262.0
Customer finance credit realized losses					347.0		262.0
Credit exposure							300.0
Redemption of debt					5,791.0		9,031.0	kr 4,134.0
Proceeds from issue of debt					7,882.0		kr 3,219.0	kr 5,050.0
European Investment Bank credit facility [member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings maturity		2028
Proceeds from issue of debt | $		$ 305
New Sustainability Linked Revolving Credit Facility [Member]
Disclosure Of Financial Risk Management [Line Items]
Committed Credit Facilities Amount | $	$ 2,000
Multi-currency revolving credit facility [member]
Disclosure Of Financial Risk Management [Line Items]
Committed Credit Facilities Amount | $	$ 2,000					$ 2,000
Euro Medium Term Note Program [member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings maturity			2029
Redemption of debt | €				€ 500
Proceeds from issue of debt | €				€ 500
Derivatives [member]
Disclosure Of Financial Risk Management [Line Items]
Credit exposure					kr 300.0
North America [member]
Disclosure Of Financial Risk Management [Line Items]
Aggregate percentage of customer finance exposure					32.00%	32.00%	20.00%
Interest Bearing Assets [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point					kr (7.0)
Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point					kr 7.0
Trade receivables [member]
Disclosure Of Financial Risk Management [Line Items]
Concentrations of risk					47.00%	47.00%
Contract assets [member]
Disclosure Of Financial Risk Management [Line Items]
Concentrations of risk					(50.00%)	(50.00%)
Exchange rate risk [member]
Disclosure Of Financial Risk Management [Line Items]
SEK exchange rate					14	14
Top of range [Member] | Interest Bearing Assets [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point					kr 10.0
Top of range [Member] | Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point					kr 1.1		kr 0.5